FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Estimated Fair Values of Financial Instruments
The estimated fair values of First Financial's financial instruments not measured at fair value on a recurring or nonrecurring basis in the consolidated financial statements were as follows:

	Carrying	Estimated fair value
(Dollars in thousands)	value	Total	Level 1	Level 2	Level 3
December 31, 2023
Financial assets
Cash and short-term investments	$1,006,019	$1,006,019	$1,006,019	$0	$0
Investment securities held-to-maturity	80,321	71,688	0	71,688	0
Other investments (1)	20,554	20,554	1,194	10,040	9,320
Loans and leases	10,791,743	10,468,144	0	0	10,468,144
Accrued interest receivable	72,620	72,620	0	15,697	56,923

Financial liabilities
Deposits	13,360,797	13,347,319	0	13,347,319	0
Short-term borrowings	937,814	937,814	937,814	0	0
Long-term debt	344,115	350,426	0	350,426	0
Accrued interest payable	51,454	51,454	15,494	35,960	0

	Carrying	Estimated Fair Value
(Dollars in thousands)	Value	Total	Level 1	Level 2	Level 3
December 31, 2022
Financial assets
Cash and short-term investments	$595,683	$595,683	$595,683	$0	$0
Investment securities held-to-maturity	84,021	76,485	0	76,485	0
Other investments (1)	20,347	20,347	1,171	10,040	9,136
Loans and leases	10,165,994	9,916,353	0	0	9,916,353
Accrued interest receivable	63,721	63,721	0	16,233	47,488

Financial liabilities
Deposits	12,701,177	12,670,747	0	12,670,747	0
Short-term borrowings	1,287,156	1,287,156	1,287,156	0	0
Long-term debt	346,672	348,041	0	348,041	0
Accrued interest payable	11,150	11,150	3,835	7,315	0
(1) FHLB stock and FRB stock of $109.4 million and $122.8 million as of December 31, 2023 and 2022, respectively, are excluded from the numbers above.
Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The financial assets and liabilities measured at fair value on a recurring basis in the consolidated financial statements, were as follows:

	Fair Value Measurements Using			Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	at Fair Value
December 31, 2023
Assets
Investment securities available-for-sale	$31,243	$2,956,938	$32,945	$3,021,126
Loans held for sale	0	9,213	0	9,213
Interest rate derivative contracts	0	117,344	0	117,344
Foreign exchange derivative contracts	0	145,556	0	145,556
Interest rate floors	0	6,896	0	6,896
Total	$31,243	$3,235,947	$32,945	$3,300,135

Liabilities
Interest rate derivative contracts	$0	$118,105	$0	$118,105
Foreign exchange derivative contracts	0	145,556	0	145,556
Total	$0	$263,661	$0	$263,661

	Fair Value Measurements Using			Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	at Fair Value
December 31, 2022
Assets
Investment securities available-for-sale	$32,696	$3,341,095	$35,857	$3,409,648
Loans held for sale	0	7,918	0	7,918
Interest rate derivative contracts	0	152,846	0	152,846
Foreign exchange derivative contracts	0	204,882	0	204,882
Total	$32,696	$3,706,741	$35,857	$3,775,294

Liabilities
Interest rate derivative contracts	$0	$153,119	$0	$153,119
Foreign exchange derivative contracts	0	204,882	0	204,882
Total	$0	$358,001	$0	$358,001

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents a reconciliation for certain AFS securities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2023, 2022 and 2021.

(dollars in thousands)	December 31, 2023	December 31, 2022	December 31, 2021
Beginning balance	$35,857	$38,181	$40,575
Accretion (amortization)	(104)	(56)	(38)
Increase (decrease) in fair value	(99)	45	44
Purchases (settlements)	(2,709)	(2,313)	(2,400)
Ending balance	$32,945	$35,857	$38,181

Summary of Financial Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis	The following table summarizes financial assets and liabilities measured at fair value on a nonrecurring basis:

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2023
Assets
Collateral dependent loans
Commercial	$0	$0	$1,795
Commercial real estate	0	0	13,538
OREO	0	0	106
Operating leases	0	0	0

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2022
Assets
Collateral dependent loans
Commercial	$0	$0	$4,240
Commercial real estate	0	0	4,015
OREO	0	0	0
Operating leases	0	0	0